DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 37,659	$ 436,401	$ 383,489	$ 341,089
Total current assets of discontinued operations	95,716	598,890
Non-current assets
Total non-current assets of discontinued operations	429,395	1,967,856
Current liabilities
Total current liabilities of discontinued operations	96,114	373,030
Non-current liabilities
Total non-current liabilities of discontinued operations	8,657	547,528
Discontinued Operations
Current assets
Cash and cash equivalents	18,900	434,622
Accounts receivable, net	39,006	102,711
Other current assets	37,810	61,557
Total current assets of discontinued operations	95,716	598,890
Non-current assets
Capitalized software, leasehold improvements and equipment, net	2,999	82,578
Goodwill	283,445	1,374,672
Intangible assets, net	71,479	243,047
Deferred income taxes	64,309	226,061
Other non-current assets	7,163	41,498
Total non-current assets of discontinued operations	429,395	1,967,856
Current liabilities
Accounts payable, trade	7,660	36,390
Deferred revenue	31,289	78,317
Accrued expenses and other current liabilities	57,165	258,323
Total current liabilities of discontinued operations	96,114	373,030
Non-current liabilities
Long-term debt, net		496,840
Deferred income taxes	4,167	7,313
Other non-current liabilities	4,490	43,375
Total non-current liabilities of discontinued operations	8,657	547,528
Discontinued Operations | Care.com
Current assets
Cash and cash equivalents	18,900	18,188
Accounts receivable, net	32,197	38,200
Other current assets	33,536	17,332
Total current assets of discontinued operations	84,633	73,720
Non-current assets
Capitalized software, leasehold improvements and equipment, net	2,999	3,014
Goodwill	283,445	490,896
Intangible assets, net	71,479	75,385
Deferred income taxes	64,309	56,445
Other non-current assets	4,727	5,587
Total non-current assets of discontinued operations	426,959	631,327
Current liabilities
Accounts payable, trade	635	204
Deferred revenue	31,289	36,309
Accrued expenses and other current liabilities	44,723	51,868
Total current liabilities of discontinued operations	76,647	88,381
Non-current liabilities
Long-term debt, net		0
Deferred income taxes	4,167	5,813
Other non-current liabilities	4,490	5,458
Total non-current liabilities of discontinued operations	8,657	11,271
Discontinued Operations | Search
Current assets
Cash and cash equivalents	0	0
Accounts receivable, net	6,809	27,841
Other current assets	4,274	2,257
Total current assets of discontinued operations	11,083	30,098
Non-current assets
Capitalized software, leasehold improvements and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Deferred income taxes	0	0
Other non-current assets		0
Total non-current assets of discontinued operations	2,436	0
Current liabilities
Accounts payable, trade	7,025	17,867
Deferred revenue	0	0
Accrued expenses and other current liabilities	12,442	35,121
Total current liabilities of discontinued operations	19,467	52,988
Non-current liabilities
Long-term debt, net		0
Deferred income taxes	0	0
Other non-current liabilities	0	0
Total non-current liabilities of discontinued operations	$ 0	0
Discontinued Operations | Angi
Current assets
Cash and cash equivalents		416,434
Accounts receivable, net		36,670
Other current assets		41,968
Total current assets of discontinued operations		495,072
Non-current assets
Capitalized software, leasehold improvements and equipment, net		79,564
Goodwill		883,776
Intangible assets, net		167,662
Deferred income taxes		169,616
Other non-current assets		35,911
Total non-current assets of discontinued operations		1,336,529
Current liabilities
Accounts payable, trade		18,319
Deferred revenue		42,008
Accrued expenses and other current liabilities		171,334
Total current liabilities of discontinued operations		231,661
Non-current liabilities
Long-term debt, net		496,840
Deferred income taxes		1,500
Other non-current liabilities		37,917
Total non-current liabilities of discontinued operations		$ 536,257